Transactions with Related Parties and Joint Operators - Summary of Sale Purchase of Goods Services (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	S/ 34,903	S/ 100,752
Accounts payable to related parties	55,941	55,174
Long-term accounts receivable from related parties	778,226	773,930
Long-term accounts payable to related parties	21,849	25,954
Gasoducto Sur Peruano S.A. [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties		2,407
Peru Piping Spools SAC [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	225	279
Accounts payable to related parties		185
Arturo Serna [member]
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	647
Gasoducto Sur Peruano S.A. [member]
Disclosure of transactions between related parties [line items]
Long-term accounts receivable from related parties	773,927	773,930
Ferrovias Participaciones [member]
Disclosure of transactions between related parties [line items]
Long-term accounts payable to related parties	21,849	21,648
Other minors [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	9,215	12,221
Accounts payable to related parties	11,323	7,045
Long-term accounts receivable from related parties	4,299
Long-term accounts payable to related parties		4,306
Consorcio GyM Conciviles [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	1,855	43,435
Consorcio Rio Urubamba [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	9,122	8,964
Consorcio Peruano de Conservacion [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	6,417	7,417
Consorcio Vial Quinua [member]
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	1,970	2,162
Consorcio Italo Peruano [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	3,322	14,536
Accounts payable to related parties	4,996	18,849
Consorcio La Gloria [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	1,369	1,688
Accounts payable to related parties	1,006	1,358
Terminales del Peru [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	459	3,290
Consorcio Rio Mantaro [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties		1,134
Accounts payable to related parties	6,655	763
Consorcio Vial Sierra [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties		2,355
Accounts payable to related parties		1,854
Consorcio Constructor Chavimochic [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	2,138	1,959
Accounts payable to related parties	6,199	5,817
Consorcio Ermitano [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	781	1,067
Accounts payable to related parties	624	6
Consorcio para la Atencion y Mantenimiento de Ductos [member]
Disclosure of transactions between related parties [line items]
Accounts payable to related parties		12,074
Consorcio Huacho Pativilca [member]
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	475	2,377
Consorcio TNT Vial y Vives - DSD Chile LTDA [member]
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	11,804
Joint operations [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	34,678	98,066
Accounts payable to related parties	45,052	52,305
Ferrovias Argentina [member]
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	S/ 10,242	S/ 2,684